Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	1-13219
Entity Registrant Name	onity group inc.
Entity Central Index Key	0000873860
Entity Tax Identification Number	65-0039856
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	1661 Worthington Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33409
City Area Code	(561)
Local Phone Number	682-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	ONIT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false